Transactions With Related Parties	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions With Related Parties
18.
TRANSACTIONS WITH RELATED PARTIES

Transactions with the China JV Investment

In 2020, the Group entered into an agreement with a subsidiary of China Merchants Group to together build a cruise line targeting the Chinese-speaking populations in China (the “China JV Investment”). The China JV Investment is comprised of two primary entities, CMV and Shenzhen China Merchants Viking Cruises Tourism Limited.

For the three months ended March 31, 2024, the Group contributed capital of $4.0 million to CMV. There were no capital contributions made to CMV during the three months ended March 31, 2025. At the time of the capital contribution, the carrying amount of the Group’s investment in CMV was zero and the Group had not previously recognized its entire portion of CMV’s losses. Accordingly, $3.9 million was recognized as a loss and included in other financial loss in the interim condensed consolidated statements of operations for the three months ended March 31, 2024. The carrying amount of the Group’s investment in CMV, which is included in other non-current assets on the interim condensed consolidated statements of financial position, was zero and $0.6 million as of March 31, 2025 and December 31, 2024, respectively.

In 2021, the Group sold an ocean ship, the Viking Yi Dun, to CMV. CMV financed the purchase and pursuant to the terms of the Group’s investment in CMV, VCL guaranteed 10% of CMV’s obligations under the financing, up to a maximum of $45.0 million.

In 2024, the Group entered into an accommodation agreement with CMV for all cabins on the Viking Yi Dun from the third quarter of 2024 until the end of 2026. The accommodation agreement includes both fixed and variable lease payments. For the three months ended March 31, 2025, the Group recognized vessel operating expenses related to variable lease payments for the Viking Yi Dun of $2.7 million. For the three months ended March 31, 2025, the Group also incurred depreciation expense and interest expense related to the lease of $1.7 million and $0.2 million, respectively.

The Group recognized services revenue in 2024 related to services performed prior to the first sailings under the accommodation agreement discussed above. For the three months ended March 31, 2024, the Group recognized services revenue of $4.0 million, which is included in onboard and other in the interim condensed consolidated statements of operations.